Share Capital and Other Equity Instruments - Summary of Changes in Number of Warrants Outstanding and Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2020 Warrant $ / shares	Dec. 31, 2020 Warrant $ / shares $ / shares	Dec. 31, 2019 Warrant $ / shares	Dec. 31, 2020 Warrant $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, beginning of year	172,735	172,735	153,611
Number of warrants, Issued for cash			19,402
Number of warrants, Cancelled - loan modification			(168,735)
Number of warrants, Issued - loan modification			168,735
Number of warrants, Expired			(278)
Number of warrants, ending of year	172,735	172,735	172,735
Number of warrants, exercisable - end of year	172,735	172,735	170,735	172,735
Weighted average exercise price, beginning of year | $ / shares	$ 84.33		$ 1,028.35
Weighted average exercise price, Issued for cash | (per share)		$ 5.05	156.36
Weighted average exercise price, Cancelled - loan modification | $ / shares			872.51
Weighted average exercise price, Issued - loan modification | $ / shares			15.21
Weighted average exercise price, Expired | $ / shares			6,390.00
Weighted average exercise price, Issued for no consideration | $ / shares		5.50
Weighted average exercise price, beginning of year | (per share)	84.33	$ 5.50	84.33
Weighted average exercise price, exercisable - end of year | (per share)	$ 84.33	$ 84.33	$ 50.17	$ 5.50
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, Issued for cash	6,873,682	6,873,682
Number of warrants, Issued for no consideration	1,578,946	1,578,946
Number of warrants, Exercised	(557,894)	(557,894)
Number of warrants, ending of year	7,894,734	7,894,734
Number of warrants, exercisable - end of year	7,894,734	7,894,734		7,894,734